As filed with the Securities and Exchange Commission on May 10, 2017.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 36	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 39	[X]

JACKSON VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	Ropes & Gray LLP
Jackson Variable Series Trust	191 N Wacker Drive
Vice President, Chief Legal Officer & Secretary	32nd Floor
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita Pike

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
This Post-Effective Amendment No. 36 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 35 to the Trust’s Registration Statement.

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and the State of Illinois on the 10th day of May, 2017.

JACKSON VARIABLE SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ David W. Agostine by Susan S. Rhee *	May 10, 2017
David W. Agostine
Trustee

/s/ Gregory P. Contillo by Susan S. Rhee *	May 10, 2017
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Susan S. Rhee *	May 10, 2017
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle by Susan S. Rhee *	May 10, 2017
Mark S. Wehrle
Trustee

/s/ Scot T. Wetzel by Susan S. Rhee *	May 10, 2017
Scot T. Wetzel
Trustee

/s/ Mark D. Nerud by Susan S. Rhee *	May 10, 2017
Mark D. Nerud
Trustee, President and Chief Executive Officer

/s/ Daniel W. Koors by Susan S. Rhee *	May 10, 2017
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Susan S. Rhee, Attorney In Fact